Supplemental Financial Information - Financial Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Income Statement Elements [Abstract]
Interest income	$ 3	$ 4	$ 5
Interest expense	(182)	(270)	(312)
Total interest expense, net	(179)	(266)	(307)
Net gain (loss) on extinguishment of debt	(114)	(161)	(32)
Foreign exchange rate results	62	28	128
Miscellaneous financing costs/income, net	(43)	(38)	(46)
Total other financial income and expense	(95)	(171)	50
Total	$ (274)	$ (437)	$ (257)